Fair Value - Valuation Technique and Inputs (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 12,786,380	$ 10,680,714
Other invested assets carried at fair value	2,068,235	2,399,885
Equities	1,496,441	1,295,164
Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	154,535	180,342
Other invested assets carried at fair value	2,089,133	2,413,277
Equities	1,479,502	1,211,761
Insurance
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities	4,117	14,960
Insurance | Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities	4,000	9,403
Finance
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities	3,646	31,443
Finance | Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities	138	126
Technology
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities		3,027
Technology | Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities		0
U.S. states, territories and municipalities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	137,968	157,234
U.S. states, territories and municipalities | Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	120,477	143,427
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 120,477	$ 143,427
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.025	(0.001)
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	2.832	0.096
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.148	0.035
Fixed maturities | Asset-backed securities | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 17,528	$ 18,228
Fixed maturities | Asset-backed securities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.047	0.047
Fixed maturities | Asset-backed securities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.047	0.047
Fixed maturities | Asset-backed securities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.047	0.047
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities		$ 9,403
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		2.6
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		2.6
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		2.6
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Adjusted earnings multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		7.7
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Adjusted earnings multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		7.7
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Adjusted earnings multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		7.7
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Liquidity discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.300
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Liquidity discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.300
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Liquidity discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.300
Other invested assets | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ (2,355)	$ (1,514)
Other invested assets | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.027	0.023
Other invested assets | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.367	0.240
Other invested assets | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.298	0.169
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 3,074	$ 2,728
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.018	0.019
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.018	0.019
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.018	0.019
Other invested assets | Insurance-linked securities pandemic swaps | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ (1,871)
Other invested assets | Insurance-linked securities pandemic swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.562
Other invested assets | Insurance-linked securities pandemic swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.562
Other invested assets | Insurance-linked securities pandemic swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.562
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 6,446	$ 2,153
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.175	0.175
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.175	0.175
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.175	0.175
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.1	1.1
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.1	1.1
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.1	1.1
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 675	$ 932
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.025	0.012
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.025	0.012
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.025	0.012
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 188,533	$ 167,804
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Net asset value, as reported | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.000	1.000
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Net asset value, as reported | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.000	1.000
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Net asset value, as reported | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.000	1.000
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Market adjustments | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.157	0.019
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Market adjustments | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.160	0.150
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Market adjustments | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.159	0.097
Other invested assets | Private equity - other | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 30,067	$ 15,800
Other invested assets | Private equity - other | Significant unobservable inputs (Level 3) | Discounted cash flow | Effective yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.039	0.030
Other invested assets | Private equity - other | Significant unobservable inputs (Level 3) | Discounted cash flow | Effective yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.039	0.030
Other invested assets | Private equity - other | Significant unobservable inputs (Level 3) | Discounted cash flow | Effective yield | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.039	0.030